Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 2,075,610
2021	1,383,611
2022	125,000
Total	$ 3,584,221	$ 5,778,036